Nationwide Life Insurance Company:
o        Nationwide Variable Account-4



                 Prospectus supplement dated August 20, 2004 to
                          Prospectus dated May 1, 2004
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THIS SUPPLEMENT UPDATES CERTAIN INFORMATION CONTAINED IN YOUR PROSPECTUS. PLEASE
READ IT AND KEEP IT WITH YOUR PROSPECTUS FOR FUTURE REFERENCE.
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The sub-adviser information relating to the Gartmore Variable Insurance Trust -
GVIT Small Cap Growth Fund: Class III and Gartmore Variable Insurance Trust - GVIT Small Company Fund: Class III is amended as follows:

GARTMORE VARIABLE INSURANCE TRUST - GVIT SMALL CAP GROWTH FUND: CLASS III
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Sub-adviser:                                     Oberweiss Asset Management, Inc.; Waddell & Reed Investment Management Company
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GARTMORE VARIABLE INSURANCE TRUST - GVIT SMALL COMPANY FUND: CLASS III
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Sub-advisers:                                    American Century Investment Management, Inc.; The Dreyfus Corporation; Gartmore
                                                 Global Partners, an indirect subsidiary of Nationwide Mutual Insurance Company;
                                                 Morgan Stanley Investment Management, Inc.; Neuberger Berman, LLC; Waddell & Reed
                                                 Investment Management Company
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